Notes Payable (Details) - Schedule of long-term Notes Payable (Parentheticals) - USD ($)	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate		4.00%
lowered interest rate		3.00%
Maturity date	June 26, 2020	July 7, 2026
Principal and interest		$ 4,405
Bearing interest rate	4.00%
Monthly installments	$ 4,405
Notes Payable One [Member]
Debt Instrument [Line Items]
Maturity date		January 13, 2022
Principal and interest		$ 45,294
Investor bearing interest		10.00%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Maturity date	March 18, 2023	February 28, 2023
Notes payable to investor		$ 360,000
Bearing interest rate	12.00%	12.00%
Monthly installments	$ 22,558	$ 30,000
Increase principals		$ 30,000
Issued at a discount	24,450
Notes Payable Three [Member]
Debt Instrument [Line Items]
Maturity date		March 18, 2023
Bearing interest rate		12.00%
Monthly installments		$ 22,558
Expiring term		May 2022
Issued at a discount	$ 9,510
Notes Payable Four [Member]
Debt Instrument [Line Items]
Maturity date		May 26, 2023
Principal and interest		$ 120,185
Bearing interest rate	12.00%	12.00%
Expiring term		May 2022
Common stock (in Shares)		750,000
Increase to the principal balance		$ 146,667
Issued at a discount	$ 49,500
Payments of due	$ 62,438
Notes Payable Five [Member]
Debt Instrument [Line Items]
Maturity date	May 26, 2023
Principal and interest	$ 120,185
Bearing interest rate	12.00%	12.00%
Increase principals	$ 146,667
Common stock (in Shares)	750,000
Note payable of due		$ 600,000
Issued at a discount		$ 60,000
Warrant for purchase (in Shares) | shares (in Shares)		600,000
Exercise price (in Dollars per share) | $ / shares (in Dollars per share)		$ 0.5
Notes Payable Six [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%	11.00%
Common stock (in Shares)	600,000
Note payable of due	$ 600,000
Issued at a discount	$ 60,000	$ 49,500
Exercise price (in Dollars per share) | $ / shares (in Dollars per share)	$ 0.5
Payments of due		62,438
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Principal and interest		$ 731
Bearing interest rate	11.00%	3.75%
Issued at a discount	$ 49,500
Payments of due	$ 62,438
Expiring		May, 2050
Notes Payable Eight [Member]
Debt Instrument [Line Items]
Bearing interest rate	12.00%
Common stock (in Shares)	1,000,000
Exercise price (in Dollars per share) | $ / shares (in Dollars per share)	$ 0.01
Offices and warehouses with monthly installments		$ 22,810
Expiring through		December 2024
Notes Payable Eight [Member] | Minimum [Member]
Debt Instrument [Line Items]
Offices and warehouses with monthly installments		$ 245
Notes Payable Eight [Member] | Maximum [Member]
Debt Instrument [Line Items]
Offices and warehouses with monthly installments		9,664
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Maturity date	November 8,2023
Bearing interest rate	12.00%
Monthly installments		$ 679
Expiring term		December 2025
Issued at a discount	$ 310,000
Interest percentage		8.99%
Debt term		6 years
Note Payable Ten [Member]
Debt Instrument [Line Items]
Monthly installments		$ 948
Expiring term		December 2025
Interest percentage		8.99%
Debt term		6 years
Note Payable Eleven [Member]
Debt Instrument [Line Items]
Monthly installments		$ 844
Expiring term		August 2025
Interest percentage		6.00%
Debt term		4 years